SUPPLEMENT CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Supplement cash flow information
	2021	2020	2019
Net change in non-cash working capital items:
Deferred revenues	$-	$-	$(573)
Accounts payable and accrued liabilities	1,240	(2,877)	(941)
Prepaid expenses and other assets	(203)	(157)	287
Amounts receivable	(680)	1,211	2,615
Taxes payable	25	(39)	(121)
Amounts due to related parties	8	1	6
Taxes recoverable	1,727	440	(193)
Other liabilities	-	(178)	(100)
Inventory	(3,664)	4,150	3,182
	$(1,547)	$2,551	$4,162

	2020	2019	2018
Interest paid	$92	$264	$618
Taxes paid	$589	$279	$2,373
Equipment acquired under finance leases and equipment loans	$1,058	$-	$122